Related Party Balance And Transactions - Schedule of Balance of Amounts Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Allowance for expected credit losses	$ (1,009,780)	$ (650,396)
Related Party
Related Party Transaction [Line Items]
Total	2,517,833	2,215,672
Amounts due from related parties, gross	3,022,625	2,215,672
Allowance for expected credit losses	(504,792)
Beijing Puyan
Related Party Transaction [Line Items]
Total	273,066	298,254
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	11,951
Zhichong New Energy
Related Party Transaction [Line Items]
Total	$ 2,737,608	$ 1,917,418